UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($) $ / shares shares
REVENUES:
Time charter revenues	$ 8,246
EXPENSES:
Voyage expenses	597
Vessel operating expenses	2,936
Depreciation (Note 4)	2,024
General and administrative expenses	1,224
Management fees to related parties (Note 3)	411
Other operating income	(8)
Operating income/(loss)	1,062
Net income/(loss) and comprehensive income/(loss)	1,062
Dividends on Series C preferred stock (Note 6(c))	(471)
Dividends on Class A warrants (Note 6(e))	(868)
Net loss attributable to common stockholders	$ (277)
Loss per common share, basic (Note 7) | $ / shares	$ (0.01)
Loss per common share, diluted (Note 7) | $ / shares	$ (0.01)
Weighted average number of common stock, basic (Note 7) | shares	25,691,205
Weighted average number of common stock, diluted (Note 7) | shares	25,691,205